Acquisitions - Summary of Fair Values of the Assets Acquired and Liabilities Parenthetical (Details) - 2018 Acquisitions	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 1,177,106
Other receivables	1,438,641
Loans receivable	¥ 7,500,000